Summary of Significant Accounting Policies - Summary of Derivative Position (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Argentinian Pesos [Member] | Purchase [Member]
Derivative [Line Items]
Notional amount	$ 15,000
Type	Purchase
Due	Jan - 20
Fair value	$ (360)
Argentinian Pesos [Member] | Sales [Member]
Derivative [Line Items]
Notional amount	$ 6,000
Type	Sell
Due	Jan - 20
Fair value	$ 335
Brazil, Brazil Real [member]
Derivative [Line Items]
Notional amount		$ 9,700
Type		Purchase
Due		Mar- 19
Fair value		$ (760)
Chile Pesos [member]
Derivative [Line Items]
Notional amount	$ 24,500	$ 7,000
Type	Purchase	Purchase
Due	Jan / Feb / Mar - 20	Jan / Feb- 19
Fair value	$ (848)	$ 92
Colombia, Pesos
Derivative [Line Items]
Notional amount	$ 2,000
Type	Purchase
Due	Jan - 20
Fair value	$ (63)
Mexican Pesos [member]
Derivative [Line Items]
Notional amount	$ 7,000	$ 2,000
Type	Sell	Sell
Due	Jan / Feb - 20	Feb - 19
Fair value	$ 119